Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets	Other assets comprised the following:

	December 31, 2020	December 31, 2019
	$	$
Prepaid expenses	347	—
Deferred costs	294	—
Deferred financing fees	328	—
Other	54	300
	1,023	300